PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2026
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings	25 to 40 years
Production equipment	3 to 10 years
Other equipment	3 to 10 years

	Note	Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Cost:
Balance, at March 31, 2024		$39,727	$226,225	$54,464	$102,423	$422,839
Additions		1,498	9,139	7,445	15,870	33,952
Acquisition of subsidiaries	5	4,359	11,212	2,060	1,971	19,602
Disposals		—	(2,178)	(1,832)	(6,354)	(10,364)
Exchange and other adjustments (i)		3,482	9,080	5,168	(490)	17,240
Balance, at March 31, 2025		$49,066	$253,478	$67,305	$113,420	$483,269
Additions		223	8,973	9,343	15,103	33,642
Disposals		—	(1,302)	(2,709)	(10,256)	(14,267)
Assets held for sale (ii)		(5,305)	(62,762)	—	—	(68,067)
Exchange and other adjustments (i)		321	(955)	3,373	(2,042)	697
Balance, at March 31, 2026		$44,305	$197,432	$77,312	$116,225	$435,274

		Land	Buildings and leaseholds	Production equipment	Other equipment	Total
Depreciation:
Balance, at March 31, 2024		$—	$(46,780)	$(22,753)	$(56,329)	$(125,862)
Depreciation expense		—	(12,627)	(8,293)	(12,754)	(33,674)
Disposals		—	579	1,301	5,813	7,693
Exchange and other adjustments (i)		—	(2,249)	(1,498)	(2,631)	(6,378)
Balance, at March 31, 2025		$—	$(61,077)	$(31,243)	$(65,901)	$(158,221)
Depreciation expense		—	(11,909)	(9,359)	(13,202)	(34,470)
Disposals		—	1,184	2,624	9,719	13,527
Assets held for sale (ii)		—	7,765	—	—	7,765
Exchange and other adjustments (i)		—	(795)	(1,628)	(1,661)	(4,084)
Balance, at March 31, 2026		$—	$(64,832)	$(39,606)	$(71,045)	$(175,483)
Net book value:
At March 31, 2026		$44,305	$132,600	$37,706	$45,180	$259,791
At March 31, 2025		$49,066	$192,401	$36,062	$47,519	$325,048
(i) Represents translation from the functional currency of the related foreign operations into Canadian dollars at the period-end exchange rate. The resulting exchange differences are recognized in the consolidated statements of comprehensive income.